Land Use Rights, Net	12 Months Ended
Dec. 31, 2020
Land and Land Improvements [Abstract]
Land Use Rights, Net
10. Land Use Rights, Net
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2019	2020
Land use rights	264,886	264,886
Less: Accumulated amortization	(9,629)	(14,952)

Total land use rights, net	255,257	249,934

In November 2017, February 2018 and May 2018, the Group acquired land use rights to build a factory for manufacturing vehicles of the Group in Zhaoqing city, Guangdong province, PRC.
The Group recorded amortization expenses for land use rights of RMB4,058, RMB5,323 and RMB5,323 for the years ended December 31, 2018, 2019 and 2020, respectively.